Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Revenue from sale of goods	$ 288,592	$ 312,998
Revenue from provision of services	1,877	5,002
Excise taxes	(45,217)	(49,297)
Net revenue	245,252	268,703
Cost of sales	257,281	264,987
Gross (loss) profit before fair value adjustments	(12,029)	3,716
Changes in fair value of inventory sold	118,707	149,099
Unrealized gain on changes in fair value of biological assets	(109,178)	(125,448)
Gross loss	(21,558)	(19,935)
Expense
General and administration	119,437	196,361
Sales and marketing	55,198	90,216
Acquisition costs	5,761	6,493
Research and development	11,447	26,027
Depreciation and amortization	49,174	67,574
Share-based compensation	20,243	59,176
Total	261,260	445,847
Loss from operations	(282,818)	(465,782)
Other (expense) income
Legal settlement and contract termination fees	(46,192)	0
Interest and other income	5,745	5,913
Finance and other costs	(66,437)	(76,115)
Foreign exchange (“FX”) loss	(3,383)	(13,141)
Other gains (losses)	36,447	(28,643)
Restructuring charges	(1,011)	(1,947)
Impairment of deposits	(15,129)	0
Impairment of property, plant and equipment	(282,078)	(140,970)
Impairment of investment in associates	0	(75,035)
Impairment of intangible assets and goodwill	(44,942)	(2,544,014)
Total	(416,980)	(2,873,952)
Loss from operations before taxes and discontinued operations	(699,798)	(3,339,734)
Income tax (expense) recovery
Current	(122)	5,100
Deferred, net	6,443	77,135
Income tax (expense) recovery	6,321	82,235
Net loss from continuing operations	(693,477)	(3,257,499)
Net loss from discontinued operations, net of tax	(1,612)	(51,861)
Net loss	(695,089)	(3,309,360)
Other comprehensive (loss) income (“OCI”) that will not be reclassified to net loss
Deferred tax recovery	0	624
Losses on marketable securities	(16,690)	(43,613)
Total	(16,690)	(42,989)
Other comprehensive income (loss) that may be reclassified to net loss
Share of income (loss) from investment in associates	237	(379)
Foreign currency translation loss	(3,361)	(5,884)
Total	(3,124)	(6,263)
Total other comprehensive loss	(19,814)	(49,252)
Comprehensive loss from continuing operations	(713,291)	(3,306,275)
Comprehensive loss from discontinued operations	(1,612)	(52,337)
Total comprehensive loss	(714,903)	(3,358,612)
Net loss from continuing operations attributable to:
Aurora Cannabis Inc.	(692,013)	(3,230,833)
Non-controlling interests	(1,464)	(26,666)
Net loss from discontinued operations attributable to Aurora Cannabis Inc.	(1,612)	(51,861)
Net loss from discontinued operations attributable to Non-controlling interests	0	0
Comprehensive loss attributable to:
Aurora Cannabis Inc.	(714,234)	(3,329,936)
Non-controlling interests	$ (669)	$ (28,676)
Net loss per share - basic and diluted
Continuing operations (in CAD per share)	$ (4.09)	$ (33.39)
Discontinued operations (in CAD per share)	(0.01)	(0.54)
Total operations (in CAD per share)	$ (4.10)	$ (33.93)